Transactions with related parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets:
Due from related party	$ 0	$ 1,086
Due from related party, non-current	1,350	1,350
Liabilities:
Due to related party	2,202	306
Working capital advances granted to the Manager (a)
Assets:
Due from related party	0	1,086
Security deposits to Manager (a)
Assets:
Due from related party, non-current	1,350	1,350
Working capital due to Manager (a)
Liabilities:
Due to related party	1,198	0
Executive service charges due to Manager (d)
Liabilities:
Due to related party	148	154
Administrative service charges due to Manager (e)
Liabilities:
Due to related party	30	30
Management fees due to Manager (a)
Liabilities:
Due to related party	701	0
Other Partnership expenses due to Manager
Liabilities:
Due to related party	125	122
Dynagas Ltd.
Liabilities:
Due to related party	$ 2,202	$ 306